Shareowners' Equity (Changes of Noncontrolling Interests) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Changes To Noncontrolling Interest
Beginning balance	$ 1,864	[1]	$ 8,674
Net earnings (loss)	(69)		(31)
Dividends	7		2
Dispositions	42		0
AOCI and other	(79)		97
Ending balance	1,667	[1]	$ 8,738
GEAM
Changes To Noncontrolling Interest
AOCI and other	$ (123)

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (262) mi llion and $ (264) million at March 31, 2016 and December 31, 2015 , respectively.